16. Stock options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding, beginning of year	0	0	36,255
Granted	20,692	0	0
Cancelled/Expired	0	0	(36,255)
Exercised	0	0	0
Outstanding, end of year	20,692	0	0
Exercisable, end of year	0	0	0
Weighted average exercise price
Options Outstanding, Beginning			$ 3.36
Options Granted	$ 3.44
Options cancelled/ expired			$ (3.36)
Options Exercised
Options Outstanding, Ending	$ 3.44
Options Exercisable, Ending